Segment Reporting - Narrative (Detail) $ in Thousands		3 Months Ended		4 Months Ended	9 Months Ended
	May 08, 2019 USD ($)	Sep. 30, 2020 USD ($) subsidiary	Sep. 30, 2019 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2020 USD ($) subsidiary segment	Sep. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment					3
Equity income (loss)		$ 24,392	$ 21,514		$ 62,048	$ (46,423)
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity income (loss)				$ 3,100
Equity Method Investment, Other than Temporary Impairment						64,900
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment						64,900
Equity Method Investment, Realized Gain (Loss) on Disposal						$ 8,900
Subsidiaries
Segment Reporting Information [Line Items]
Number of Subsidiaries | subsidiary		2			2